Intangible Assets, Net (Details) (Production license)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Intangible assets, net
Production license	$ 4,720,429	28,779,986	28,779,986
Accumulated amortization	(3,137,859)	(19,131,215)	(15,304,972)
Total	$ 1,582,570	9,648,771	13,475,014